APPENDIX A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F 13F CONP 2/23/2011

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number: __
This Amendment (Check only one.) [_] is restatement.
[_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT DENIED

Name: J. & W. Seligman & Co. Incorporated
Address: 100 Park Avenue
New York, NY 10017

13F File Number: 28-861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul B. Goucher
Title: Chief Compliance Officer
Phone: 212-850-1864

NON-PUBLIC

Signature, Place, and Date of Signing:

Paul Goucher	New York, New York	November 13, 2008
[Signature]	[City, State]	[Date]

13FCON P

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

NON-PUBLIC

13FCON

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total (in $1,000's):	$2,057

List of Other Included Managers: None

13FCON

NON-PUBLIC

OWNERSHIP DETAILS OF LSR

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x($1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	VOTING AUTHORITY SHARED	VOTING AUTHORITY NONE
LIFE SCIENCES RESH INC	COMMON	532169109	2,057	57,300	SH		SOLE		57,300		